Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

(a)	Operating Lease Commitments

The Company leases production plant and laboratory under operating leases from its related parties (note 12(b)). Rental expense amounted to $852 for the year ended December 31, 2015 (2014 - $869, 2013 - $847).

Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2016	$852
2017	852
2018	852
2019	852
2020	852
Thereafter	8,601
Total minimum future payments	$12,861

(b)	Other Commitments

In addition to commitments disclosed in note 24, commitments related to R&D expenditures are $441 as at December 31, 2015.

Commitments related to capital expenditures for the Company’s Sabin Inactivated Polio vaccine, pneumococcal polysaccharide vaccine and varicella vaccine production facilities are approximately $1,726 as at December 31, 2015.